EMPLOYEE BENEFIT PLANS (Expected Benefit Payments) (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	$ 14.7
2021	17.3
2022	21.0
2023	19.3
2024	21.8
Years 2025-2029	143.8
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	1.4
2021	1.5
2022	1.5
2023	1.5
2024	1.4
Years 2025-2029	$ 7.3